Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Remaining Payments

2022	$7,070
2023	20,393
2024	8,000
2025	8,000
2026	103,839
Total	$147,302

Schedule of Future Minimum Lease Payments

The Company recorded rent expense totaling $1.0 million and $0.5 million for years ended December 31, 2021 and 2020, respectively. Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

2022	975
2023	920
2024	948
2025	1,029
2026	529
Total minimum lease payments	$4,401